Short-term loans - Additional Information (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Short-term Debt [Line Items]
Short-term loans	¥ 39,508	$ 6,055	¥ 0
Debt Instrument, Interest Rate, Stated Percentage	7.00%	7.00%
Unused lines of Credit [Member]
Short-term Debt [Line Items]
Short-term loans	¥ 10,500
SPD Silicon Valley Bank [Member]
Short-term Debt [Line Items]
Short-term loans	39,500
Line of credit maximum borrowing capacity	¥ 50,000